NATIONS FUND TRUST
                       Registration Nos. 2-97817; 811-4305

                             CERTIFICATE PURSUANT TO
                              17 C.F.R. 230.497(j)


         The undersigned hereby certifies on behalf of Nations Fund Trust (the "Trust") that the forms of Prospectuses and Statement of Additional Information for all Funds of the Trust that would have been filed pursuant to 17 C.F.R. 230.497(c) do not differ from the Prospectuses and Statement of Additional Information contained in Post-Effective Amendment No. 49, the most recent amendment to the Trust's Registration Statement on Form N-1A, the text of which was filed electronically on July 31, 1997.

         IN WITNESS WHEREOF, the Trust has caused this certificate to be executed and witnessed in its name and on its behalf by the undersigned on the 22nd day of August, 1997.


Witness:                                  NATIONS FUND TRUST

By:     /s/ Louise P. Newcomb             By:     /s/ Richard H. Blank, Jr.
Name:   Louise P. Newcomb                 Name:   Richard H. Blank, Jr.
Title:  Assistant Secretary               Title:  Secretary